Condensed Consolidated Statement Of Cash Flows (Unaudited) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013		Sep. 30, 2012
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 431,000		¥ 613,086
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by (used in) operating activities:
Depreciation and amortization	148,908		149,616
Impairment of intangible assets	133		235
Provision (credit) for credit losses	(60,229)		80,012
Investment securities losses (gains)-net	(129,961)	[1]	(35,712)	[1]
Foreign exchange losses (gains)-net	(650,166)		189,968
Equity in losses (earnings) of equity method investees-net	(87,151)		(10,032)
Provision for deferred income tax expense (benefit)	(65,679)		32,863
Increase (decrease) in trading account assets, excluding foreign exchange contracts	4,696,645		(2,236,163)
Decrease (increase) in trading account liabilities, excluding foreign exchange contracts	(2,950,016)		1,110,399
Decrease (increase) in accrued interest receivable and other receivables	23,599		(39,291)
Increase (decrease) in accrued interest payable and other payables	(23,032)		(45,980)
Net increase (decrease) in accrued income taxes and decrease (increase) in income tax receivables	91,984		(116,704)
Net decrease in collateral for derivative transactions	473,165		237,277
Other-net	(77,208)		59,604
Net cash provided by (used in) operating activities	1,821,992		(10,822)
Cash flows from investing activities:
Proceeds from sales and maturities of investment securities available-for-sale (including proceeds from securities under fair value option)	68,974,600		98,417,322
Purchases of investment securities available-for-sale (including purchases of securities under fair value option)	(66,065,322)		(97,482,509)
Proceeds from maturities of investment securities being held-to-maturity	387,667		225,667
Purchases of investment securities being held-to-maturity	(99,823)		(308,792)
Proceeds from sales of other investment securities	18,176		17,649
Acquisition of PB Capital Corporation's institutional commercial real estate lending division	(358,040)
Purchase of common stock investment in VietinBank, an affiliated company of BTMU	(75,136)
Acquisition of Mitsubishi UFJ Fund Services Holdings Limited (formerly Butterfield Fulcrum Group), a subsidiary of MUTB	(30,191)
Purchases of other investment securities	(10,745)		(4,511)
Net increase in loans	(1,363,434)		(663,625)
Net decrease (increase) in interest-earning deposits in other banks	(7,134,067)		(908,340)
Net increase in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	(302,683)		(389,643)
Capital expenditures for premises and equipment	(70,608)		(62,436)
Purchases of intangible assets	(98,370)		(74,648)
Proceeds from sales of consolidated VIEs and subsidiaries-net	112,735		9,189
Proceeds from a repayment of deposits with Government-led Loan Restructuring Program			204,956
Other-net	(8,874)		36,361
Net cash used in investing activities	(6,124,115)		(983,360)
Cash flows from financing activities:
Net increase (decrease) in deposits	2,304,281		689,098
Net increase in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	2,320,294		831,722
Net increase (decrease) in due to trust account	(146,066)		34,302
Net increase (decrease) in other short-term borrowings	(598,304)		183,130
Proceeds from issuance of long-term debt	1,721,615		1,103,481
Repayments of long-term debt	(1,394,426)		(1,952,543)
Proceeds from sales of treasury stock	402		19
Dividends paid	(108,000)		(93,821)
Other-net	13,599		(22,201)
Net cash provided by financing activities	4,113,395		773,187
Effect of exchange rate changes on cash and cash equivalents	53,008		(4,703)
Net decrease in cash and cash equivalents	(135,720)		(225,698)
Cash and cash equivalents at beginning of period	3,619,253		3,230,409
Cash and cash equivalents at end of period	3,483,533		3,004,711
Cash paid during the period for:
Interest	301,261		313,767
Income taxes, net of refunds	73,106		154,359
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	¥ 2,274		¥ 3,844

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value of ¥ 5,615 million and ¥ 1,102 million; Other comprehensive income-net of ¥ 560 million and ¥ 202 million; Total credit losses of ¥ 6,175 million and ¥ 1,304 million for the six months ended September 30, 2012 and 2013, respectively.